Subsequent events (Details Narrative) - USD ($)														3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 25, 2023	Oct. 16, 2023	Oct. 13, 2023	Oct. 05, 2023	Oct. 02, 2023	Mar. 21, 2023	Feb. 21, 2023	Feb. 07, 2023	Feb. 06, 2023	Jan. 09, 2023	Jan. 04, 2023	Jan. 03, 2023	Aug. 04, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock issued for cash														$ 189,026		$ 677,378	$ 445,000	$ 445,000	$ 285,499
Capital Units, Authorized														5,505,000,000		5,505,000,000		3,505,000,000
Common stock, shares authorized			5,500,000,000											5,500,000,000		5,500,000,000		3,500,000,000	3,500,000,000
Preferred stock, shares authorized			5,000,000											5,000,000		5,000,000		5,000,000	5,000,000
Conversion of common stock														$ 129,414	$ 272,919	$ 787,133	$ 943,432	$ 1,313,772	$ 529,735
Right of voting													the Board of Directors designated “Series A Preferred Stock” and caused to be filed a Certificate of Designation pursuant to NRS 78.1955 with the State of Nevada, and upon approval the Board has issued One (1) share of Series A Preferred Stock to Thomas E. Ichim, and One (1) share of Series A Preferred Stock to Timothy G. Dixon. The Holder of the Series A Preferred Stock shall be entitled to vote on all matters subject to a vote or written consent of the holders of the Corporation’s Common Stock, and on all such matters, the share of Series A Preferred Stock shall be entitled to that number of votes equal to the number of votes that all issued and outstanding shares of Common Stock and all other securities of the Corporation are entitled to, as of any such date of determination, on a fully diluted basis, plus One Million (1,000,000) votes, it being the intention that the Holder(s) of the Series A Preferred Stock shall have effective voting control of the Corporation, on a fully diluted basis. The Holder(s) of the Series A Preferred Stock shall vote together with the holders of Common Stock as a single class
Minimum [Member]
Subsequent Event [Line Items]
Capital Units, Authorized			4,505,000,000
Maximum [Member]
Subsequent Event [Line Items]
Capital Units, Authorized			5,505,000,000
Private Placement [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares																445,180,614		44,500,000	4,850,075
Common stock issued for cash																$ 677,378		$ 445,000	$ 285,500
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares												4,054,054				276,254,885		64,139,744	21,690,671
Conversion of common stock												$ 15,000				$ 787,133		$ 1,313,772	$ 1,019,014
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares						15,660,000
Shares issued for consulting services										4,000,000		17,000,000
Shares issued price per share										$ 0.049		$ 0.006
Subsequent Event [Member] | Campbell Neurosciences Inc [Member]
Subsequent Event [Line Items]
Dividend conversion rate						$ 0.0034
Common stock shares percentage						31.00%
Common stock divident						10,000,000
Dividend, description						TSOI shareholders at a ratio of 0.00365 shares of CNSI stock for each one (1) share owned in TSOI stock as of April 7, 2023 (“Dividend Offer”) on April 8, 2023 (“Dividend Offer Date”). The Dividend Offer will remain open for Ninety (90) days from the Dividend Offer Date
Dividend offer date						Apr. 07, 2023
Subsequent Event [Member] | Preferred Class A [Member] | Director [Member]
Subsequent Event [Line Items]
Right of voting						Preferred A Stock holders representing at least 51% of all shareholders with the right to vote
Subsequent Event [Member] | Accrued Salaries [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares										4,081,632
Common stock issued for cash										$ 20,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Common stock issued for cash, shares	75,749,443			35,702,240			60,224,825
Common stock issued for cash	$ 78,779			$ 34,274
Shares issued price per share							$ 0.00216
Subsequent Event [Member] | Consulting Services [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares		65,000,000			2,500,000
Common stock issued for consulting services per share		$ 0.0015			$ 0.0015
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares			46,832,386					11,386,719	6,060,606		10,052,083	4,054,054
Conversion of common stock			$ 41,212					$ 36,438	$ 20,000		$ 36,188	$ 15,000
Subsequent Event [Member] | Accrued Salaries [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares		60,000,000
Conversion of common stock		$ 90,000